Annual Fund Operating Expenses	Apr. 30, 2026
SHELTON TACTICAL CREDIT FUND - Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.39%
Component2 Other Expenses	0.00%
Other Expenses (as a percentage of Assets):	0.39%
Expenses (as a percentage of Assets)	1.13%
Fee Waiver or Reimbursement	(0.39%)	[1]
Net Expenses (as a percentage of Assets)	0.74%
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1, 2027
SHELTON TACTICAL CREDIT FUND - Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.39%
Component2 Other Expenses	0.00%
Other Expenses (as a percentage of Assets):	0.39%
Expenses (as a percentage of Assets)	1.38%
Fee Waiver or Reimbursement	(0.39%)	[1]
Net Expenses (as a percentage of Assets)	0.99%
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1, 2027
Shelton International Select Equity Fund - Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.57%
Component2 Other Expenses	0.00%
Other Expenses (as a percentage of Assets):	0.57%
Expenses (as a percentage of Assets)	1.31%
Fee Waiver or Reimbursement	(0.32%)	[2]
Net Expenses (as a percentage of Assets)	0.99%
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1, 2027
Shelton International Select Equity Fund - Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.57%
Component2 Other Expenses	0.00%
Other Expenses (as a percentage of Assets):	0.57%
Expenses (as a percentage of Assets)	1.56%
Fee Waiver or Reimbursement	(0.32%)	[2]
Net Expenses (as a percentage of Assets)	1.24%
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1, 2027
SHELTON EMERGING MARKETS FUND - Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.85%
Component2 Other Expenses	0.00%
Other Expenses (as a percentage of Assets):	0.85%
Expenses (as a percentage of Assets)	1.85%
Fee Waiver or Reimbursement	(0.87%)	[3]
Net Expenses (as a percentage of Assets)	0.98%
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1, 2027
SHELTON EMERGING MARKETS FUND - Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.85%
Component2 Other Expenses	0.00%
Other Expenses (as a percentage of Assets):	0.85%
Expenses (as a percentage of Assets)	2.10%
Fee Waiver or Reimbursement	(0.87%)	[3]
Net Expenses (as a percentage of Assets)	1.23%
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1, 2027
Shelton Equity Premium Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.54%	[4]
Distribution and Service (12b-1) Fees	0.00%	[4]
Other Expenses (as a percentage of Assets):	0.00%	[4],[5]
Expenses (as a percentage of Assets)	0.54%	[4]
ICON EQUITY INCOME FUND - Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.46%
Component2 Other Expenses	0.00%
Other Expenses (as a percentage of Assets):	0.46%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	1.23%
ICON EQUITY INCOME FUND - Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.46%
Component2 Other Expenses	0.00%
Other Expenses (as a percentage of Assets):	0.46%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	1.48%
ICON FLEXIBLE BOND FUND - Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.23%
Component2 Other Expenses	0.00%
Other Expenses (as a percentage of Assets):	0.23%
Acquired Fund Fees and Expenses	0.12%
Expenses (as a percentage of Assets)	0.95%
ICON FLEXIBLE BOND FUND - Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.23%
Component2 Other Expenses	0.00%
Other Expenses (as a percentage of Assets):	0.23%
Acquired Fund Fees and Expenses	0.12%
Expenses (as a percentage of Assets)	1.20%
ICON EQUITY FUND - Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.40%
Component2 Other Expenses	0.00%
Other Expenses (as a percentage of Assets):	0.40%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.16%
ICON EQUITY FUND - Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.40%
Component2 Other Expenses	0.00%
Other Expenses (as a percentage of Assets):	0.40%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.41%
ICON CONSUMER SELECT FUND - Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.47%
Component2 Other Expenses	0.00%
Other Expenses (as a percentage of Assets):	0.47%
Expenses (as a percentage of Assets)	1.47%
ICON CONSUMER SELECT FUND - Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.47%
Component2 Other Expenses	0.00%
Other Expenses (as a percentage of Assets):	0.47%
Expenses (as a percentage of Assets)	1.72%
ICON NATURAL RESOURCES AND INFRASTRUCTURE FUND - Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.31%
Component2 Other Expenses	0.00%
Other Expenses (as a percentage of Assets):	0.31%
Expenses (as a percentage of Assets)	1.31%
ICON NATURAL RESOURCES AND INFRASTRUCTURE FUND - Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.31%
Component2 Other Expenses	0.00%
Other Expenses (as a percentage of Assets):	0.31%
Expenses (as a percentage of Assets)	1.56%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.30%
Component2 Other Expenses	0.00%
Other Expenses (as a percentage of Assets):	0.30%
Expenses (as a percentage of Assets)	1.30%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.31%
Component2 Other Expenses	0.00%
Other Expenses (as a percentage of Assets):	0.31%
Expenses (as a percentage of Assets)	1.56%
ICON UTILITIES AND INCOME FUND - Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.66%
Component2 Other Expenses	0.00%
Other Expenses (as a percentage of Assets):	0.66%
Expenses (as a percentage of Assets)	1.66%
ICON UTILITIES AND INCOME FUND - Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.67%
Component2 Other Expenses	0.00%
Other Expenses (as a percentage of Assets):	0.67%
Expenses (as a percentage of Assets)	1.92%

[1]	The Fund’s Advisor, Shelton Capital Management (the “Advisor”), has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses (excluding acquired fund fees and expenses, certain compliance costs, interest and broker expenses relating to investment strategies (including commissions, mark-ups and mark-downs), leverage interest, other transactional expenses, annual account fees for margin accounts, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), and extraordinary expenses such as litigation or merger and reorganization expenses, for example) exceed 0.73% and 0.98%, for the Institutional and Investor class shares, respectively, until May 1, 2027. This agreement may only be terminated or modified in respect of the Funds with the approval of the Board of Trustees. The Advisor will be permitted to recapture, on a class-by-class basis, expenses it has reimbursed through this letter agreement to the extent that a Fund’s expenses in later periods fall below the annual rates set forth in this letter agreement; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not pay any such fees and expenses more than three years after the date on which the fees or expenses were deferred. Any such reimbursement is subject to the review and approval of the Board of Trustees.
[2]	The Fund’s Advisor, Shelton Capital Management (the “Advisor”), has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses (excluding acquired fund fees and expenses, certain compliance costs, interest and broker expenses relating to investment strategies (including commissions, mark-ups and mark-downs), leverage interest, other transactional expenses, annual account fees for margin accounts, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), and extraordinary expenses such as litigation or merger and reorganization expenses, for example) exceed 0.98% and 1.23% for the Institutional and Investor class shares, respectively, until May 1, 2027. This agreement may only be terminated or modified in respect of the Funds with the approval of the Board of Trustees. The Advisor will be permitted to recapture, on a class-by-class basis, expenses it has reimbursed through this letter agreement to the extent that a Fund’s expenses in later periods fall below the annual rates set forth in this letter agreement; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not pay any such fees and expenses more than three years after the date on which the fees or expenses were deferred. Any such reimbursement is subject to the review and approval of the Board of Trustees.
[3]	The Fund’s Advisor, Shelton Capital Management (the “Advisor”), has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses (excluding acquired fund fees and expenses, certain compliance costs, interest and broker expenses relating to investment strategies (including commissions, mark-ups and mark-downs), leverage interest, other transactional expenses, annual account fees for margin accounts, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), and extraordinary expenses such as litigation or merger and reorganization expenses, for example) exceed 0.97% and 1.22% for the Institutional and Investor class shares, respectively, until May 1, 2027. This agreement may only be terminated or modified in respect of the Funds with the approval of the Board of Trustees. The Advisor will be permitted to recapture, on a class-by-class basis, expenses it has reimbursed through this letter agreement to the extent that a Fund’s expenses in later periods fall below the annual rates set forth in this letter agreement; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not pay any such fees and expenses more than three years after the date on which the fees or expenses were deferred. Any such reimbursement is subject to the review and approval of the Board of Trustees.
[4]	The Fund’s advisory agreement provides that Shelton Capital Management (“Shelton,” or the Adviser) will pay substantially all expenses of the Fund (including expenses of the Trust relating to the Fund), except for the management fees, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, interest expenses, dividend and interest expenses related to short sales, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, certain compliance costs, costs of holding shareholder meetings, litigation and potential litigation and other extraordinary expenses such as merger and reorganization expenses, for example, not incurred in the ordinary course of the Fund’s business. Additionally, the Fund shall be responsible for its non-operating expenses, including brokerage expenses relating to investment strategies (including commissions, mark-ups and mark-downs), leverage interest, other transactional expenses, annual account fees for margin accounts, and commissions and fees and expenses associated with the Fund’s securities lending program, if applicable.
[5]	“Other Expenses” are based on estimated amounts for the current fiscal year.